Victory Variable Insurance Funds

Victory Sophus Emerging Markets VIP Series

Class I

Supplement dated April 10, 2025

to the Prospectus and Summary Prospectus dated May 1, 2024

On April 10, 2025, the Board of Trustees of Victory Variable Insurance Funds (the “Trust”), upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a Plan of Liquidation (“Plan”) for the Victory Sophus Emerging Markets VIP Series (the “Fund”). It is anticipated that the Fund will liquidate on or about June 27, 2025. On the liquidation date, the Fund will redeem all its outstanding shares at the net asset value of such shares.

In anticipation of the liquidation, at the start of business on April 21, 2025, the Fund will be closed to new investors and shareholder accounts. Through the end of business on June 20, 2025, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Fund may deviate from its investment objective and strategies as the liquidation date approaches. It is anticipated that the Fund’s portfolio will be positioned into cash on or some time prior to the liquidation date.

The Fund may pay more than one liquidating distribution in more than one installment. Distribution of liquidation proceeds to Fund shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Variable Insurance Funds

Victory Sophus Emerging Markets VIP Series

Class I

Supplement dated April 10, 2025

to the Statement of Additional Information dated May 1, 2024, as supplemented

On April 10, 2025, the Board of Trustees of Victory Variable Insurance Funds (the “Trust”), upon the recommendation of Victory Capital Management Inc., the Trust’s investment adviser, approved a Plan of Liquidation (“Plan”) for the Victory Sophus Emerging Markets VIP Series (the “Fund”). It is anticipated that the Fund will liquidate on or about June 27, 2025. On the liquidation date, the Fund will redeem all its outstanding shares at the net asset value of such shares.

In anticipation of the liquidation, at the start of business on April 21, 2025, the Fund will be closed to new investors and shareholder accounts. Through the end of business on June 20, 2025, the Fund will continue to accept additional investments (including through the reinvestment of dividends and capital gains) from existing shareholders. In order to provide for an orderly liquidation and satisfy redemptions in anticipation of the liquidation, the Fund may deviate from its investment objective and strategies as the liquidation date approaches. It is anticipated that the Fund’s portfolio will be positioned into cash on or some time prior to the liquidation date.

The Fund may pay more than one liquidating distribution in more than one installment. Distribution of liquidation proceeds to Fund shareholders may result in a taxable event for shareholders, depending on their individual circumstances. Shareholders should consult their own tax advisors about any tax liability resulting from the receipt of liquidation proceeds.

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.